Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 11 - LEASES:

The Company’s leases include office and vehicle leases. The lease agreements are for periods of between 2 to 3 years and may include an option to extend the lease period.

In June 2023, the Company entered into a new operating lease agreement for the offices it uses. The lease periods are for two years expiring in October 2025, with an option to extend the lease periods for an additional year. The Company is reasonably certain to exercise such option.

Expenses relating to short-term leases for the years ended December 31, 2023, 2022 and 2021 were $63 thousand, $111 thousand and $58 thousand, respectively.

Right-of-use assets

	Property	Vehicles	Total
	U.S. dollars in thousands
Cost:
Balance as of January 1, 2023	763	180	943
Additions	879	24	903
Disposals	-	(127)	(127)
Balance as of December 31, 2023	1,642	77	1,719

Accumulated amortization:
Balance as of January 1, 2023	(643)	(110)	(753)
Additions	(253)	(34)	(287)
Disposals	-	100	100
Balance as of December 31, 2023	(896)	(44)	(940)
	746	33	779
Cost:
Balance as of January 1, 2022	763	156	919
Additions	-	45	45
Disposals	-	(21)	(21)
Balance as of December 31, 2022	763	180	943

Accumulated amortization:
Balance as of January 1, 2022	(413)	(55)	(468)
Additions	(230)	(61)	(291)
Disposals	-	6	6
Balance as of December 31, 2022	(643)	(110)	(753)
	120	70	190

Lease liabilities

	Property	Vehicles	Total
	U.S. dollars in thousands
Balance as of January 1, 2023	153	64	217
Additions	880	21	901
Disposals	-	(27)	(27)
Interest expense	87	1	88
Payments	(249)	(37)	(286)
Balance as of December 31, 2023	871	22	893

Short-term lease liabilities	358	12	370
Long-term lease liabilities	513	10	523
Balance as of December 31, 2023	871	22	893

Balance as of January 1, 2022	459	103	562
Additions	-	40	40
Disposals	-	(12)	(12)
Interest expense	9	2	11
Payments	(315)	(69)	(384)
Balance as of December 31, 2022	153	64	217

Short-term lease liabilities	153	51	204
Long-term lease liabilities	-	13	13
Balance as of December 31, 2022	153	64	217